Others - Foreign exchange risk (Details) € in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 TWD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 JPY (¥)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 CNY (¥)
Financial instruments
Currency Amount, Assets	$ 206,320	$ 200,811
Currency Amount, Liabilities	8,169	9,396
Foreign exchange risk | USD:NTD
Financial instruments
Currency Amount, Assets		22,660				$ 695,889
Currency Amount, Liabilities		$ 2,620				$ 80,460
Exchange rate		30.71				30.71	30.71	30.71	30.71
Degree of Variation, Assets		1.00%
Degree of Variation, Liabilities		1.00%
Effect on profit or loss, Assets		$ 227
Effect on profit or loss, Liabilities		26
Foreign exchange risk | EUR:NTD
Financial instruments
Currency Amount, Assets		$ 888				$ 27,256	€ 833
Exchange rate		32.72				32.72	32.72	32.72	32.72
Degree of Variation, Assets		1.00%
Effect on profit or loss, Assets		$ 9
Foreign exchange risk | JPY:NTD
Financial instruments
Currency Amount, Assets		$ 3,271				$ 100,454		¥ 436,755
Exchange rate		0.23				0.23	0.23	0.23	0.23
Degree of Variation, Assets		1.00%
Effect on profit or loss, Assets		$ 33
Foreign exchange risk | USD:JPY
Financial instruments
Currency Amount, Liabilities	$ 155	$ 221			¥ 22,450			¥ 29,203
Exchange rate	144.84	132.14	144.84	144.84	144.84	132.14	132.14	132.14	132.14
Degree of Variation, Liabilities	1.00%	1.00%
Effect on profit or loss, Liabilities	$ 2	$ 2
Foreign exchange risk | USD:RMB
Financial instruments
Currency Amount, Liabilities		$ 65							¥ 453
Exchange rate		6.97				6.97	6.97	6.97	6.97
Degree of Variation, Liabilities		1.00%
Effect on profit or loss, Liabilities		$ 1
Foreign exchange risk | NTD:USD
Financial instruments
Currency Amount, Assets	$ 261		$ 8,138
Exchange rate	0.0321		0.0321	0.0321	0.0321
Degree of Variation, Assets	1.00%
Effect on profit or loss, Assets	$ 3
Foreign exchange risk | EUR:USD
Financial instruments
Currency Amount, Assets	$ 758			€ 698
Exchange rate	1.0858		1.0858	1.0858	1.0858
Degree of Variation, Assets	1.00%
Effect on profit or loss, Assets	$ 8
Foreign exchange risk | JPY:USD
Financial instruments
Currency Amount, Assets	$ 1,879				¥ 272,288
Exchange rate	0.0069		0.0069	0.0069	0.0069
Degree of Variation, Assets	1.00%
Effect on profit or loss, Assets	$ 19